Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Schedule of Financial Assets (Liabilities) Measured at Fair Value	Financial assets (liabilities) measured at fair value
	Level 1	Level 2		Level 3
	U.S Dollars in thousands
June 30, 2024
Derivatives instruments	$-		$(12)	$-
Contingent consideration	-		-	(19,928)

June 30, 2023
Derivatives instruments	-		(72)
Contingent consideration	$-	$		$(21,712)

December 31, 2023
Derivatives instruments	$-		$149	$-
Contingent consideration	$-		$-	$(21,855)